Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jul. 01, 2019
Registrant Name	Allianz Funds Multi-Strategy Trust
Entity Central Index Key	0001423227
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 01, 2019
Document Effective Date	Jul. 01, 2019
Prospectus Date	Feb. 01, 2019
AllianzGI Short Duration High Income Fund | Class A
Prospectus:
Trading Symbol	ASHAX
AllianzGI Short Duration High Income Fund | Class C
Prospectus:
Trading Symbol	ASHCX
AllianzGI Short Duration High Income Fund | Institutional Class
Prospectus:
Trading Symbol	ASHIX
AllianzGI Short Duration High Income Fund | Class P
Prospectus:
Trading Symbol	ASHPX
AllianzGI Short Duration High Income Fund | Class R6
Prospectus:
Trading Symbol	ASHSX
AllianzGI Short Duration High Income Fund | Class T
Prospectus:
Trading Symbol	ASDTX
AllianzGI Emerging Markets Consumer Fund | Class A
Prospectus:
Trading Symbol	AMMAX
AllianzGI Emerging Markets Consumer Fund | Institutional Class
Prospectus:
Trading Symbol	AERIX
AllianzGI Emerging Markets Consumer Fund | Class T
Prospectus:
Trading Symbol	AMMTX
AllianzGI International Small-Cap Fund | Class A
Prospectus:
Trading Symbol	AOPAX
AllianzGI International Small-Cap Fund | Class C
Prospectus:
Trading Symbol	AOPCX
AllianzGI International Small-Cap Fund | Class R
Prospectus:
Trading Symbol	ALORX
AllianzGI International Small-Cap Fund | Institutional Class
Prospectus:
Trading Symbol	ALOIX
AllianzGI International Small-Cap Fund | Class P
Prospectus:
Trading Symbol	ALOPX
AllianzGI International Small-Cap Fund | Class R6
Prospectus:
Trading Symbol	AIISX
AllianzGI Ultra Micro Cap Fund | Institutional Class
Prospectus:
Trading Symbol	AUMIX
AllianzGI Ultra Micro Cap Fund | Class P
Prospectus:
Trading Symbol	AAUPX
AllianzGI Ultra Micro Cap Fund | Class A
Prospectus:
Trading Symbol	GUCAX
AllianzGI Emerging Markets Debt Fund | Class A
Prospectus:
Trading Symbol	AGMAX
AllianzGI Emerging Markets Debt Fund | Institutional Class
Prospectus:
Trading Symbol	AGMIX
AllianzGI Emerging Markets Debt Fund | Class C
Prospectus:
Trading Symbol	AGMCX
AllianzGI Emerging Markets Debt Fund | Class P
Prospectus:
Trading Symbol	AGMPX